Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Disclosure of expenses by nature

(amounts in thousands of euros)
SALES AND MARKETING	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Personnel costs	—	—	1,710
Consulting and professional fees	—	—	4,012
Other sales and marketing expenses	—	—	709
Sales & Marketing	—	—	6,431
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Sub-contracting, studies and research	36,362	38,858	85,726
Personnel costs	5,179	3,072	8,048
Consulting and professional fees	4,016	4,246	6,561
Intellectual property fees	1,325	1,187	1,645
Other research and development expenses	899	931	1,196
Research and development expenses	47,781	48,295	103,176

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Personnel costs	2,320	1,403	13,104
Consulting and professional fees	2,026	2,624	6,393
Other general and administrative expenses	1,233	3,466	2,893
General and administrative expenses	5,580	7,492	22,390

Disclosure of principal audit fees and services	Principal audit fees and services:

(amounts in thousands of euros)	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Statutory Auditor, certification of individual and consolidated financial statements
Issuer	80	100	1,714
Other procedures required by law
Issuer	86	740	492
Total	166	840	2,206